Taxation (Movement of Valuation Allowance for Net Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 326,755	$ 283,711	$ 250,524
Provision for the year	45,787	36,363	44,634
Reversal for the year	(91,019)	(12,637)	(7,311)
Foreign currency translation adjustment	7,574	19,318	(4,136)
Ending balance	$ 289,097	$ 326,755	$ 283,711